Selling and Marketing Expenses (Details) - Schedule of selling and marketing expenses	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 AUD ($)
Schedule Of Selling And Marketing Expenses Abstract
Salaries and benefits	$ 1,800,318	$ 1,223,042	$ 1,321,555	$ 864,554
Marketing services	255,306	173,441	158,706	69,783
Travel expenses	74,425	50,561	38,077	13,463
Depreciation	142,325	26,187	61,642	92,097
Occupancy and office expenses	38,547	96,688	21,608	25,772
Other	154,015	104,631	90,486	68,089
Total	$ 2,464,936	$ 1,674,550	$ 1,692,074	$ 1,133,758